SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Convertible note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	40,000	0
Member unit options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	14,894,213	10,564,213